Schedule of Investments (unaudited) December 31, 2019	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Boeing Co. (The)	175,356	$57,123,970
General Dynamics Corp.	76,859	13,554,085
Lockheed Martin Corp.	81,410	31,699,426
Raytheon Co.	91,336	20,070,172
United Technologies Corp.	266,093	39,850,088

		162,297,741

Air Freight & Logistics — 0.7%
FedEx Corp.	78,728	11,904,461
United Parcel Service Inc., Class B	229,836	26,904,602

		38,809,063

Automobiles — 0.5%
Ford Motor Co.	1,271,720	11,826,996
General Motors Co.	412,378	15,093,035

		26,920,031

Banks — 6.9%
Bank of America Corp.	2,654,949	93,507,304
Citigroup Inc.	715,978	57,199,482
JPMorgan Chase & Co.	1,028,651	143,393,949
U.S. Bancorp.	466,145	27,637,737
Wells Fargo & Co.	1,262,162	67,904,316

		389,642,788

Beverages — 2.4%
Coca-Cola Co. (The)	1,264,706	70,001,477
PepsiCo Inc.	457,342	62,504,931

		132,506,408

Biotechnology — 2.4%
AbbVie Inc.	485,023	42,943,937
Amgen Inc.	194,875	46,978,516
Biogen Inc.(a)	59,178	17,559,888
Gilead Sciences Inc.	414,941	26,962,866

		134,445,207

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	275,224	13,852,023
BlackRock Inc.(b)	38,680	19,444,436
Goldman Sachs Group Inc. (The)	104,516	24,031,364
Morgan Stanley	403,436	20,623,648

		77,951,471

Chemicals — 0.5%
Dow Inc.(a)	243,301	13,315,864
DuPont de Nemours Inc.	243,490	15,632,058

		28,947,922

Communications Equipment — 1.2%
Cisco Systems Inc.	1,391,371	66,730,154

Consumer Finance — 0.8%
American Express Co.	220,060	27,395,269
Capital One Financial Corp.	152,493	15,693,055

		43,088,324

Diversified Financial Services — 2.6%
Berkshire Hathaway Inc., Class B(a)	641,533	145,307,224

Diversified Telecommunication Services — 3.1%
AT&T Inc.	2,395,885	93,631,186
Verizon Communications Inc.	1,356,449	83,285,968

		176,917,154

Security	Shares	Value

Electric Utilities — 1.7%
Duke Energy Corp.	239,110	$21,809,223
Exelon Corp.	318,830	14,535,460
NextEra Energy Inc.	160,310	38,820,670
Southern Co. (The)	343,965	21,910,570

		97,075,923

Electrical Equipment — 0.3%
Emerson Electric Co.	199,784	15,235,528

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	454,053	18,252,931

Entertainment — 2.3%
Netflix Inc.(a)	143,737	46,508,981
Walt Disney Co. (The)	591,149	85,497,880

		132,006,861

Equity Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group Inc.	100,954	15,038,108

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	144,898	42,588,420
Walgreens Boots Alliance Inc.	245,887	14,497,498
Walmart Inc.	465,263	55,291,855

		112,377,773

Food Products — 0.6%
Kraft Heinz Co. (The)	205,286	6,595,839
Mondelez International Inc., Class A	472,228	26,010,318

		32,606,157

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	579,668	50,349,962
Danaher Corp.	209,668	32,179,845
Medtronic PLC	439,615	49,874,322

		132,404,129

Health Care Providers & Services — 2.2%
CVS Health Corp.	426,688	31,698,652
UnitedHealth Group Inc.	310,731	91,348,699

		123,047,351

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	246,995	48,808,682
Starbucks Corp.	387,331	34,054,141

		82,862,823

Household Products — 2.2%
Colgate-Palmolive Co.	281,092	19,350,373
Procter & Gamble Co. (The)	817,911	102,157,084

		121,507,457

Industrial Conglomerates — 1.9%
3M Co.	188,606	33,273,870
General Electric Co.	2,864,425	31,966,983
Honeywell International Inc.	234,231	41,458,887

		106,699,740

Insurance — 0.7%
Allstate Corp. (The)	106,245	11,947,250
American International Group Inc.	285,326	14,645,783
MetLife Inc.	256,365	13,066,924

		39,659,957

Interactive Media & Services — 7.6%
Alphabet Inc., Class A(a)	98,272	131,624,534
Alphabet Inc., Class C, NVS(a)	98,028	131,065,397

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	789,272	$161,998,078

		424,688,009

Internet & Direct Marketing Retail — 5.0%
Amazon.com Inc.(a)	136,593	252,402,009
Booking Holdings Inc.(a)	13,728	28,193,606

		280,595,615

IT Services — 5.6%
Accenture PLC, Class A	208,286	43,858,783
International Business Machines Corp.	290,469	38,934,465
Mastercard Inc., Class A	291,221	86,955,678
PayPal Holdings Inc.(a)	385,108	41,657,132
Visa Inc., Class A(c)	561,434	105,493,449

		316,899,507

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific Inc.	131,519	42,726,577

Machinery — 0.5%
Caterpillar Inc.	181,251	26,767,148

Media — 1.6%
Charter Communications Inc., Class A(a)	51,419	24,942,329
Comcast Corp., Class A	1,488,963	66,958,666

		91,900,995

Multiline Retail — 0.4%
Target Corp.	166,061	21,290,681

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	620,160	74,735,481
ConocoPhillips	359,869	23,402,281
Exxon Mobil Corp.	1,387,714	96,834,683
Kinder Morgan Inc./DE	638,860	13,524,666
Occidental Petroleum Corp.	293,026	12,075,602

		220,572,713

Pharmaceuticals — 6.7%
Allergan PLC	107,668	20,582,892
Bristol-Myers Squibb Co.	768,843	49,352,033
Eli Lilly & Co.	277,385	36,456,710
Johnson & Johnson	863,193	125,913,963
Merck & Co. Inc.	835,274	75,968,170
Pfizer Inc.	1,815,077	71,114,717

		379,388,485

Road & Rail — 0.7%
Union Pacific Corp.	227,675	41,161,363

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	1,426,642	85,384,524
NVIDIA Corp.	200,724	47,230,357
QUALCOMM Inc.	374,501	33,042,223

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	306,588	$39,332,175

		204,989,279

Software — 8.6%
Adobe Inc.(a)	158,768	52,363,274
Microsoft Corp.	2,502,082	394,578,331
Oracle Corp.	710,524	37,643,562

		484,585,167

Specialty Retail — 1.9%
Home Depot Inc. (The)	357,766	78,128,939
Lowe’s Companies Inc.	251,131	30,075,449

		108,204,388

Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	1,369,800	402,241,770

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	408,667	41,402,054

Tobacco — 1.3%
Altria Group Inc.	612,707	30,580,206
Philip Morris International Inc.	510,294	43,420,917

		74,001,123

Total Common Stocks — 99.9% (Cost: $4,618,639,273)		5,613,753,099

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(b)(d)(e)	93,818,774	93,856,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(d)	4,021,929	4,021,929

		97,878,231

Total Short-Term Investments — 1.7% (Cost: $97,878,231)		97,878,231

Total Investments in Securities — 101.6% (Cost: $4,716,517,504)		5,711,631,330

Other Assets, Less Liabilities — (1.6)%		(90,239,433)

Net Assets — 100.0%		$5,621,391,897

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,640,084	91,178,690	(a)	—		93,818,774	$93,856,302	$61,305	(b)	$(442)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,434,401	—		(2,412,472	)(a)	4,021,929	4,021,929	183,011		—	—
BlackRock Inc.	38,796	5,053		(5,169)		38,680	19,444,436	383,213		287,275	2,631,625

							$117,322,667	$627,529		$286,833	$2,631,625

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	47	03/20/20	$7,593	$179,096

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,613,753,099	$—	$—	$5,613,753,099
Money Market Funds	97,878,231	—	—	97,878,231

	$5,711,631,330	$—	$—	$5,711,631,330

Derivative financial instruments(a)
Assets
Futures Contracts	$179,096	$—	$—	$179,096

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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